Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.6%
88,102	iShares Core MSCI Emerging Markets ETF	$4,420,958	1.0
39,532	iShares Core U.S. Aggregate Bond ETF	4,399,912	1.0
155,929	Schwab U.S. TIPS ETF	8,774,125	2.0
188,681	Vanguard Global ex-U.S. Real Estate ETF	10,901,988	2.5
124,557	Vanguard Real Estate ETF	11,071,872	2.5
95,348	Vanguard Russell 1000 Growth ETF	15,812,512	3.6

	Total Exchange-Traded Funds
	(Cost $54,202,467)	55,381,367	12.6

MUTUAL FUNDS: 86.9%
	Affiliated Investment Companies: 86.9%
2,285,393	Voya Floating Rate Fund - Class I	21,916,923	5.0
4,622,445	Voya Global Bond Fund - Class R6	44,837,714	10.2
2,807,003	Voya High Yield Bond Fund - Class R6	22,427,952	5.1
4,332,114	Voya Intermediate Bond Fund - Class R6	44,490,812	10.1
2,278,934	Voya Large Cap Value Fund - Class R6	29,307,093	6.7
536,324	Voya Large-Cap Growth Fund - Class R6	24,799,601	5.6
275,061	(1) Voya MidCap Opportunities Fund - Class R6	6,774,743	1.5
2,589,978	Voya Multi-Manager Emerging Markets Equity Fund - Class I	31,209,239	7.1
2,388,602	Voya Multi-Manager International Equity Fund - Class I	26,561,251	6.1
6,660,130	Voya Multi-Manager International Factors Fund - Class I	61,739,401	14.1
681,396	Voya Multi-Manager Mid Cap Value Fund - Class I	6,820,776	1.6
641,636	Voya Small Company Fund - Class R6	9,098,400	2.1
1,718,316	Voya Strategic Income Opportunities Fund - Class R6	17,733,017	4.0
2,775,819	Voya U.S. High Dividend Low Volatility Fund - Class I	33,753,959	7.7

	Total Mutual Funds
	(Cost $386,553,285)	381,470,881	86.9

	Total Long-Term Investments
	(Cost $440,755,752)	436,852,248	99.5

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
3,515,432	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.230%
	(Cost $3,515,432)	$3,515,432	0.8

	Total Short-Term Investments
	(Cost $3,515,432)	3,515,432	0.8

	Total Investments in Securities (Cost $444,271,184)	$440,367,680	100.3
	Liabilities in Excess of Other Assets	(1,339,090)	(0.3)
	Net Assets	$439,028,590	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of July 31, 2019.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$55,381,367	$–	$–	$55,381,367
Mutual Funds	381,470,881	–	–	381,470,881
Short-Term Investments	3,515,432	–	–	3,515,432
Total Investments, at fair value	$440,367,680	$–	$–	$440,367,680
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,164,827	–	1,164,827
Futures	650,512	–	–	650,512
Total Assets	$441,018,192	$1,164,827	$–	$442,183,019
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,602,057)	$–	$(1,602,057)
Written Options	–	(249,431)	–	(249,431)
Total Liabilities	$–	$(1,851,488)	$–	$(1,851,488)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$35,835,411	$1,497,068	$(15,159,252)	$(256,304)	$21,916,923	$1,100,035	$(548,544)	$-
Voya Global Bond Fund - Class R6	9,554,901	37,234,081	(3,395,064)	1,443,796	44,837,714	680,155	(21,722)	-
Voya Global Real Estate Fund - Class R6	-	-	-	-	-	-	-	-
Voya High Yield Bond Fund - Class R6	-	23,005,940	(718,803)	140,815	22,427,952	340,137	(9,414)	-
Voya Intermediate Bond Fund - Class R6	79,130,762	8,559,024	(47,351,595)	4,152,621	44,490,812	1,701,271	(129,490)	-
Voya Large Cap Value Fund - Class R6	19,125,581	13,105,144	(3,238,181)	314,549	29,307,093	330,832	82,452	1,443,700
Voya Large-Cap Growth Fund - Class R6	21,672,874	6,101,215	(3,678,813)	704,325	24,799,601	92,765	850,209	1,194,793
Voya MidCap Opportunities Fund - Class R6	9,649,704	1,813,824	(4,228,294)	(460,491)	6,774,743	-	141,466	1,398,019
Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,233,441	10,306,387	(5,306,341)	1,975,752	31,209,239	222,671	758,661	-
Voya Multi-Manager International Equity Fund - Class I	55,357,426	3,720,418	(32,504,258)	(12,335)	26,561,251	738,501	1,202,707	2,090,133
Voya Multi-Manager International Factors Fund - Class I	74,357,672	5,785,040	(16,075,686)	(2,327,625)	61,739,401	1,941,728	262,689	2,936,826
Voya Multi-Manager Mid Cap Value Fund - Class I	9,567,323	1,917,312	(3,951,282)	(712,577)	6,820,776	107,078	(120,828)	1,328,176
Voya Short Term Bond Fund - Class R6	14,309,070	597,890	(14,952,293)	45,333	-	197,446	90,305	-
Voya Small Company Fund - Class R6	9,542,353	2,195,882	(1,750,614)	(889,221)	9,098,400	23,450	120,910	1,347,396
Voya Strategic Income Opportunities Fund - R6	9,564,934	9,649,282	(1,729,984)	248,785	17,733,017	450,981	(7,246)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	33,483,583	4,219,284	(4,939,548)	990,640	33,753,959	599,600	716,147	1,142,152
	$405,385,035	$129,707,791	$(158,980,008)	$5,358,063	$381,470,881	$8,526,650	$3,388,302	$12,881,195

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 4,945,183	NZD 7,400,000	Brown Brothers Harriman & Co.	08/05/19	$86,017
USD 12,831,424	AUD 18,400,000	Brown Brothers Harriman & Co.	08/06/19	246,605
SEK 259,400,000	USD 27,886,767	Goldman Sachs International	08/05/19	(1,030,795)
USD 11,370,097	JPY 1,228,300,000	Goldman Sachs International	08/05/19	76,923
CHF 22,600,000	USD 23,024,995	Morgan Stanley	08/05/19	(294,689)
SGD 25,200,000	USD 18,616,677	Morgan Stanley	08/05/19	(276,573)
USD 5,450,544	GBP 4,300,000	Morgan Stanley	08/05/19	220,494
USD 14,762,345	EUR 13,000,000	Morgan Stanley	08/05/19	367,650
USD 21,611,624	CAD 28,300,000	Morgan Stanley	08/06/19	167,138
				$(437,230)

At July 31, 2019, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	85	09/20/19	$12,674,775	$153,185
			$12,674,775	$153,185
Short Contracts:
Mini MSCI Emerging Markets Index	(233)	09/20/19	(11,948,240)	497,327
			$(11,948,240)	$497,327

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

At July 31, 2019, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

iShares MSCI EAFE Index Fund	Goldman Sachs International	Call	08/01/19	USD	66.170	359,680	USD	23,181,376	$249,906	$–
iShares MSCI Emerging Markets ETF	UBS AG	Call	08/15/19	USD	43.080	222,841	USD	9,308,069	163,298	(21,024)
S&P 500® Index	BNP Paribas	Call	08/15/19	USD	2,995.110	9,182	USD	27,365,849	330,288	(208,903)
SPDR® S&P MidCap 400® ETF	BNP Paribas	Call	08/01/19	USD	357.890	16,765	USD	6,000,529	78,901	(19,504)
									$822,393	$(249,431)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $443,477,971.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$12,447,911
Gross Unrealized Depreciation	(15,594,351)

Net Unrealized Depreciation	$(3,146,440)